Adoption of new and revised International Financial Reporting Standards (Details) € in Millions	9 Months Ended
Sep. 30, 2019 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	€ 0.9
Lease liabilities	0.9
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in cash flows during period related to adoption of IFRS	€ 0.9